Balance Sheet Components	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

4.Balance Sheet Components

Prepaid and Other Current Assets

Prepaid and other current assets are summarized as follows:

	As of December 31,
	2024	2023
Prepaid expense	$2,119	$370
Deferred issuance costs	—	3,710
Costs-share receivables	600	126
Accrued interest receivable	1,138	—
Rent security	143	—
Refundable deposit	125	125
Total prepaid and other current assets	$4,125	$4,331

Prepaid expenses include prepaid consulting fees, insurance premiums, rent and other charges. The deferred issuance costs were specific incremental costs of the Business Combination. Cost-share receivables refer to the monetary assets obtained by the Company through several R&D cost-share projects related to nuclear recycling technologies awarded by the DOE’s ARPA-E. Refundable deposit represents an advance payment for the grant of a right to purchase certain land, subject to certain conditions.

Prepaid expenses are amortized over the straight-line method over the contract term. The deferred issuance costs have been charged against the proceeds of the recapitalization. Cost-share receivables are recorded as eligible costs are incurred. The refundable deposit will either be applied to the final purchase price of the land or refunded, as amended, no later than June 30, 2025.

Property and Equipment, Net

Property and equipment, net are summarized as follows:

	As of December 31,
	2024	2023
Computers and equipment	$366	$197
Furniture, fixtures and machinery	146	65
Software	1,020	392
Leasehold improvements	45	31
Total property and equipment, gross	1,577	685
Less accumulated depreciation and amortization	(375)	(107)
Total property and equipment, net	$1,202	$578

Depreciation and amortization expenses for the years ended December 31, 2024 and 2023 totaled $268 and $75, respectively.

Accrued Expenses and Other

Accrued expenses and other are summarized as follows:

	As of December 31,
	2024	2023
Accrued professional fees	$652	$—
Accrued payroll and bonuses	636	197
Credit card liabilities	261	156
Franchise and income taxes payable	202	—
General accrued expenses	134	483
Total accrued expenses and other	$1,885	$836